Schedule of investments
Delaware Ivy VIP Energy
March 31, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 96.52%♦
Consumer Discretionary — 0.49%
Spruce Power Holding †	621,390	$ 509,540
		509,540
Consumer Staples — 2.11%
Darling Ingredients †	37,291	2,177,794
		2,177,794
Energy — 89.77%
BP ADR	64,770	2,457,374
Chesapeake Energy	68,847	5,235,126
Chord Energy	48,515	6,530,119
ConocoPhillips	63,549	6,304,696
Denbury †	80,740	7,075,246
Diamondback Energy	8,212	1,110,016
Enterprise Products Partners	48,468	1,255,321
EOG Resources	47,181	5,408,358
Equinor	71,552	2,034,110
Hess	8,194	1,084,394
Kimbell Royalty Partners	221,152	3,368,145
Marathon Petroleum	32,591	4,394,245
Occidental Petroleum	108,951	6,801,811
Parex Resources	259,334	4,824,015
Peabody Energy †	74,940	1,918,464
Schlumberger	102,848	5,049,837
Shell	280,402	7,991,065
Sunrun †	63,295	1,275,394
Talos Energy †	81,545	1,210,128
Tourmaline Oil	100,231	4,176,848
Unit	77,194	3,369,518
Valaris †	68,478	4,455,179
Valero Energy	38,108	5,319,877
		92,649,286
Financials — 0.54%
Rice Acquisition Class A †	54,232	555,064
		555,064
Industrials — 3.61%
Generac Holdings †	12,041	1,300,549
Li-Cycle Holdings †	233,216	1,313,006
NuScale Power †	121,649	1,105,789
		3,719,344
Total Common Stocks (cost $99,909,236)		99,611,028

	Number of shares	Value (US $)

Master Limited Partnerships — 2.54%
Black Stone Minerals	131,764	$ 2,067,377
Natural Resource Partners	10,635	555,147
Total Master Limited Partnerships (cost $2,389,131)		2,622,524

Short-Term Investments — 1.04%
Money Market Mutual Funds — 1.04%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.72%)	269,601	269,601
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.72%)	269,600	269,600
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.84%)	269,600	269,600
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.73%)	269,601	269,601
Total Short-Term Investments (cost $1,078,402)		1,078,402

Total Value of Securities—100.10% (cost $103,376,769)		103,311,954
Liabilities Net of Receivables and Other Assets—(0.10%)		(107,266)
Net Assets Applicable to 21,150,126 Shares Outstanding—100.00%		$103,204,688
♦	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
NQ-IV073 [3/23] 5/23 (2913024)    1